Financial Risks Management - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign Exchange Rates [Line Items]
Cash and cash equivalents and other financial assets	€ 278,474	€ 208,553	€ 274,581
Interest Rate Risk
Foreign Exchange Rates [Line Items]
Financial liabilities	€ 183,617	€ 169,593	€ 164,680